11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
		Three months ended June 30,		Six months ended June 30,
		2013	2012	2013		2012

Current	$5,623	$3,620	$10,361	$5,977
Deferred	(3,664)	(985)	(7,790)	(574)
	Total	$1,959	$2,635		$2,571	$5,403

Schedule of Deferred Tax Assets and Liabilities
	June 30,	December 31,
	2013	2012
	(unaudited)
Current
Deferred income tax assets:
Provision for doubtful accounts	$4,177	$3,096
Accrued liabilities	254	410
Tax loss carry forward	725	520
Other temporary differences	852	582
Net deferred income tax assets – current	6,008	4,608

Deferred income tax liabilities - current
Unearned income	(4,145)	(9,325)

Net deferred income tax assets (liabilities) – current	$1,863	$(4,717)

Non-current
Deferred income tax assets:
Accrued liabilities	1,776	1,738
Tax loss carry forward	2,174	1,560
Deferred income tax assets – non-current	3,950	3,298

Deferred income tax liabilities – non-current:
Unearned income	(193)	(751)

Net deferred income tax assets – non-current	$3,757	$2,547

Schedule of Effective Income Tax Rate Reconciliation
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	4.8%	2.8%	8.7%	3.3%
Non-taxable income	(1.4)%	(0.8)%	(2.4)%	(0.8)%
Effect of rate differences in various transportation centers	2.5%	(3.2)%	3.7%	(2.8)%
Effective tax rate	31.0%	23.8%	35.0%	24.7%